Additional Information - Acquisitions (Detail) In Millions, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended		12 Months Ended									0 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	Dec. 28, 2012 Land For Hotel USD ($)	Dec. 28, 2012 Land and Building for Hotel USD ($)	Dec. 30, 2011 Land and Building for Hotel USD ($)	Dec. 30, 2011 Leasehold Purchase and Sale USD ($)	Dec. 30, 2011 Leasehold Purchase and Sale EUR (€)	Dec. 30, 2011 Commitments AC Hotels USD ($) Entity	Dec. 30, 2011 Commitments AC Hotels EUR (€)	Dec. 31, 2013 Investment in Other Joint Venture Commitment	Dec. 31, 2013 Real Estate Investment USD ($)	Dec. 31, 2013 Real Estate Investment EUR (€)	Dec. 28, 2012 Real Estate Investment Leasehold Purchase and Sale USD ($)	Dec. 28, 2012 Real Estate Investment Leasehold Purchase and Sale EUR (€)	Oct. 01, 2012 Gaylord Entertainment Corporation USD ($) room location	Nov. 30, 2012 Gaylord Entertainment Corporation room	Apr. 02, 2014 Scenario, Forecast Protea Hospitality Holdings USD ($) hotel country room brand	Apr. 02, 2014 Scenario, Forecast Protea Hospitality Holdings ZAR hotel country room brand
Significant Acquisitions and Disposals [Line Items]
Cash consideration paid	$ 115															$ 210		$ 186	2,020
Number of hotels acquired																4		100	100
Number of hotel rooms acquired																7,800	300	10,000	10,000
Number of hotel brands																		3	3
Number of countries in which entity operates																		7	7
Percent of hotel rooms managed																		45.00%	45.00%
Percent of hotel rooms franchised																		39.00%	39.00%
Percent of hotel rooms leased																		16.00%	16.00%
Acquired intangible assets recognized																210
Capital expenditures	404	437	183	32	160
Deposits in conjunction with commitments to purchase						6
Cash contributed for interest in operation, management and development of AC Hotels by Marriott									51	37
Acquisition interests in joint ventures									50.00%	50.00%
Number of new joint ventures									2	2
Contingent acquisition period											7 years
Initial payment to acquire certain assets and a leasehold on a hotel							34	25
Unfunded purchase commitments expiring this year												$ 45	€ 33	$ 45	€ 33